Income and Partnership Taxes Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits at period start	$ 900	$ 1,100
Increase resulting from current period tax positions	0	0
Increases resulting from prior period tax positions	100	100
Decrease from settlements with taxing authority	0	0
Decrease from expiration of statute of limitations	(300)	(300)
Increase resulting from current period tax positions	0	0
Increases resulting from prior period tax positions	100	100
Decrease from settlements with taxing authority	0	0
Decrease from expiration of statute of limitations	(300)	(300)
Unrecognized tax benefits at period end	$ 700	$ 900